Commitments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) productCandidate	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments		$ 323,973
Number of product candidates | productCandidate	2
Research and development expenses	$ 142,032	$ 107,537	$ 118,313
Phase II
Disclosure Of Detailed Information About Commitments [Line Items]
Research and development expenses	5,000
Accrued expenses	$ 5,000